Benefit Plans, Stock Based Compensation Plans - Equity Awards (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 31, 2019
Summary of Changes in Stock Option Awards [Roll Forward]
Exercised options (in shares)			(12,458)
Additional Disclosures [Abstract]
Stock based compensation expense	$ 720	$ 103	$ 0
Stock Options [Member]
Summary of Changes in Stock Option Awards [Roll Forward]
Beginning balance (in shares)	47,541
New options awarded (in shares)	0
Expired options (in shares)	(9,600)
Options forfeited (in shares)	0
Exercised options (in shares)	(29,905)	0	(12,000)
Ending balance (in shares)	8,036	47,541
Stock Option Awards, Exercisable [Roll Forward]
Ending balance (in shares)	8,036
Weighted Average Exercise Price [Roll Forward]
Beginning balance (in dollars per share)	$ 34.01
New options awarded (in dollars per share)	0
Expired options (in dollars per share)	36.1
Options forfeited (in dollars per share)	0
Exercised options (in dollars per share)	33.84
Ending balance (in dollars per share)	$ 32.15	$ 34.01
Additional Disclosures [Abstract]
Weighted average remaining contractual life, options outstanding	10 months 17 days
Exercisable options, weighted average exercise price (in dollars per share)	$ 32.15
Weighted average remaining contractual life, exercisable outstanding	10 months 17 days
Intrinsic value of vested stock options	$ 9
Stock based compensation expense	$ 0	$ 0	$ 0
New options granted (in shares)	0	0	0
2010 Directors Stock Option Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Shares available for grant (in shares)				700,000
2010 Directors Stock Option Plan [Member] | Stock Options [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Options maximum term	10 years
Award vesting period	5 years
2019 Equity Incentive Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Shares available for grant (in shares)	0			700,000
Exercise price as percentage of fair value	100.00%
Shareholding percentage for grant of stock options	10.00%
Option price as percentage of fair value	110.00%